Borrowings - Summary of Breakdown of Borrowings (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.10%
Borrowings	€ 137,960	€ 213,128	€ 159,610
Senior Debt [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%	5.00%
Borrowings, maturity	May 27, 2026	May 27, 2026
Borrowings	€ 114,556	€ 112,935	67,579
Shareholder Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.00%	9.00%
Borrowings, maturity		2035
Borrowings		€ 100,193	€ 92,031
Shareholder Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	May 31, 2035	May 31, 2035
Shareholder Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	November 30, 2035	November 30, 2035
Shareholder Loans Two [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.10%
Borrowings, maturity	December 31,2022
Borrowings	€ 23,404